RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 7 - RELATED PARTY TRANSACTIONS

ADVANCES, PAYABLES AND ACCRUALS

Amounts included in accruals represent amounts due to the officers and directors for corporate obligations under the employment agreements. Payments on behalf of the Company and accruals made under contractual obligation are accrued (see below). As of March 31, 2019, and December 31, 2018 accrued expenses were $252,000 and $189,000, respectively.

NOTE PAYABLE

In support of the Company’s efforts and cash requirements, it has relied on advances from the majority shareholders until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. All advances made in support of the Company are formalized by demand notes, at a 2.15% interest rate.

For the three months ended March 31, 2019 and 2018 our Chief Executive Officer, Dr. Ruggero M. Santilli and immediate family members have loaned the company $5,000 and $9,500, respectively for operations. For the three months ended March 31, 2019 and 2018 the Company repaid the principal amounts by $5,000 and $13,000, respectively.

At March 31, 2019 and December 31, 2018, the demand notes accumulative balances were $281,380 and $281,380, respectively. Accrued interest at March 31, 2019 and December 31, 2018 was $44,848 and $43,349, respectively.

EQUITY TRANSACTIONS

On March 29, 2018 the Company issued 663,856 shares to related parties for conversion of accrued compensation of $63,000, recorded at the fair market value of the share price.

On December 31, 2018, our Chief Executive Officer, Dr. Ruggero M. Santilli requested the extinguishment of $250,000 of notes payable due. The Company extinguished $250,000 of notes payable due Dr. Ruggero M. Santilli on December 31, 2018 and booked the offsetting entry to Additional paid-in Capital due to it being a related party transaction.

EMPLOYMENT CONTRACTS

The Company has employment contracts with its key employees, the controlling shareholders, who are its officers and directors of the Company.

•	Dr. Santilli, 5 year contract, annual salary of $180,000 and annual common stock options for .01% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th

•	Carla Santilli, 5 year consulting contract, annual salary of $72,000 and annual common stock options for .005% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th.

OTHER

The Company does not own or lease property or lease office space. At the current time, the office space used by the Company was arranged by the majority shareholders of the Company to use at no charge. It is anticipated that the Company will enter into formal lease arrangements in the near future.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

ADVANCES, PAYABLES AND ACCRUALS

Amounts included in accruals represent amounts due to the officers and directors for corporate obligations under the employment agreements. Payments on behalf of the Company and accruals made under contractual obligation are accrued (see below). As of December 31, 2018, and 2017 accrued expenses were $189,000 and $0, respectively.

NOTE PAYABLE

In support of the Company’s efforts and cash requirements, it has relied on advances from the majority shareholders until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. All advances made in support of the Company are formalized by demand notes, at a 2.15% interest rate.

During the years ended December 31, 2018 and 2017 our Chief Executive Officer, Dr. Ruggero M. Santilli loaned the company $96,880 and $47,700 for operations. During the years ended December 31, 2018 and 2017 the Company repaid the principal amounts by $85,500 and $60,200, respectively.

On December 31, 2018, our Chief Executive Officer, Dr. Ruggero M. Santilli requested the extinguishment of $250,000 of notes payable due. The Company extinguished $250,000 of notes payable due Dr. Rugger M. Santilli on December 31, 2018 and booked the offsetting entry to Additional paid-in Capital due to it being a related party transaction.

At December 31, 2018 and 2017 the demand notes accumulative balances were $281,380 and $520,000, respectively. Accrued interest at December 31, 2018 and 2017 was $43,349 and $33,262, respectively.

EQUITY TRANSACTIONS

On July 25, 2013, Dr. Ruggero M. Santilli acquired from Company’s existing shareholders a control block of stock in the Company consisting of two million nine hundred forty thousand (2,940,000) shares of restricted common stock of the Company, in a private equity transaction. Dr. Santilli utilized his own funds to acquire the shares of common stock of the Company. As a result of this acquisition, Dr. Ruggero M. Santilli owns 98% of the issued and outstanding shares of common stock of the Company. On July 25, 2013, Dr. Ruggero M. Santilli and Ms. Carla Santilli were appointed to the Board of Directors of the Company. On July 25, 2013, Dr. Ruggero M. Santilli was appointed President, Chief Executive Officer, Principal Executive Officer and Principal Accounting Officer of the Company. Also on July 25, 2013, Carla Santilli was appointed Secretary and Treasurer for the Company.

On August 11, 2013 the Company issued 1,000,000 shares of common stock in exchange for assignment of non-monetary intangible assets (See Intangible Assets, Note 4).

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Preferred shares issued were valued at $500,000, based on the fair value of the common stock equivalents.

On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price.

On December 21, 2017 the Company issued 1,260,000 shares to related parties for conversion of accrued compensation of $126,000, recorded at the fair market value of the share price.

On March 29, 2018 the Company issued 663,856 shares to related parties for conversion of accrued compensation of $63,000, recorded at the fair market value of the share price.

On December 31, 2018, our Chief Executive Officer, Dr. Ruggero M. Santilli requested the extinguishment of $250,000 of notes payable due. The Company extinguished $250,000 of notes payable due Dr. Ruggero M. Santilli on December 31, 2018 and booked the offsetting entry to Additional paid-in Capital due to it being a related party transaction.

EMPLOYMENT CONTRACTS

The Company has employment contracts with its key employees, the controlling shareholders, who are its officers and directors of the Company.

•	Dr. Santilli, 5 year contract, annual salary of $180,000 and annual common stock options for .01% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th

•	Carla Santilli, 5 year consulting contract, annual salary of $72,000 and annual common stock options for .005% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th.

OTHER

The Company does not own or lease property or lease office space. At the current time, the office space used by the Company was arranged by the majority shareholders of the Company to use at no charge. It is anticipated that the Company will enter into formal lease arrangements in the near future.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.